Allowance for Loan Losses - Summary of Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 9,890	$ 13,558
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	1,185	1,264
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	1,645	3,403
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	1,428	2,134
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	4,542	6,280
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	29	41
Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	961	394
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 100	$ 42